UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23695

Popular Total Return Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Manuel Rodriguez Boissen, Esq.

Secretary

Popular Center North Building, Second Level (Fine Arts),

209Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

(a)

POPULAR Total Return Fund, Inc.

SEPTEMBER 30, 2022

SEMI-ANNUAL

TABLE OF CONTENTS

Portfolio Update	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Other Information	24
Statement Regarding Basis for Approval of Investment Advisory Contract	25
Statement Regarding Liquidity Risk Management Program	28

Popular Total Return Fund, Inc.	Portfolio Update

September 30, 2022 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Shareholder:

The Popular Total Return Fund, Inc. (hereinafter referred to as the “Fund”) is pleased to present its Letter to Shareholders for the six-month period ending on September 30, 2022.

Inflation and a tighter global monetary policy continue to be the primary drivers of investor sentiment for the year. Elevated levels of inflation and higher treasury yields have made investments in bonds more attractive, which has permitted investors to redirect dollars away from riskier assets.

Following two consecutive quarters of negative GDP growth in the U.S. during Q1 and Q2 of 2022, commonly considered to be a technical recession, the U.S. economy showed a recovery in real GDP growth in Q3. A decrease in commodity prices, solid job growth and corporate earnings fueled a rebound in economic activity. Although corporate earnings have been falling short of expectations this year, they continue to trend higher when compared to 2021.

Officials from the Federal Reserve Board (the “Fed”) have remained consistent in their view that inflation is persistent and, therefore, continue to pursue a plan that involves increasing interest rates and reducing bond purchases. During the six-month period ending September 30, 2022, the Fed’s Federal Open Market Committee increased the target range for the federal funds rate by a total of 2.75%, to 3.00%-3.25%, and on November 2, 2022, increased the rate by an additional 75 basis points. The committee’s current median outlook is for a rate of approximately 5% by mid-2023. The Fed has stated that this increase in interest rates is necessary to mitigate rising inflation. The comments triggered a sell-off in risky assets.

An economic climate of higher interest rates and the prospects of an economic slowdown are redefining the valuation of financial assets and provoking a sharp correction in equity markets around the globe in 2022. The U.S. stock market delivered a -4.89% return for the six-month period ending September 30, 2022 (as measured by the S&P 500 Index) for a total return of -23.88% year to date. Investor sentiment seems to be improving and becoming more optimistic with a view that interest rates may peak soon, and corporate earnings may outperform expectations.

The remainder of this year and the outlook for 2023 remains beset with elevated geopolitical risks, slowing economic growth, and continued uncertainty regarding inflation. Given the current tight financial conditions and restrictive monetary policies, investors are now looking towards the next phase of the market cycle, which remains unclear but coincides with more attractive returns for multi-asset investors. Therefore, we maintain a methodological strategy during these times of uncertainty and seek effective diversification to manage portfolio volatility during this phase of the market cycle.

Despite this challenging economic outlook, Popular Asset Management LLC remains committed to seeking investment opportunities within the Fund’s parameters while providing professional asset management services to the Fund for the benefit of its shareholders.

Sincerely,

Juan Guerrero Preston

Chairman of the Board

Semi-Annual Report | September 30, 2022	1

Popular Total Return Fund, Inc.	Portfolio Update

September 30, 2022 (Unaudited)

MANGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), as of May 24, 2021. The Fund's securities have been registered under the U.S. Securities Act of 1933, as amended.

FUND PERFORMANCE*

The following table shows performance for the period from April 1, 2022 to September 30, 2022:

Six-Month Period
Class A Based on NAV	-5.84%
Class C Based on NAV	-6.06%

Past performance is not predictive of future results. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions or any commissions payable on the sale of Fund shares.

*	The following discussion contains financial terms that are defined in the attached Glossary of Fund Terms.

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Popular Total Return Fund, Inc.	Portfolio Update

September 30, 2022 (Unaudited)

FUND HOLDINGS SUMMARY

The following tables show the allocation of the Fund's portfolio using various metrics as of the end of the applicable period. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Geographic Allocation (% of Total Portfolio)
Puerto Rico	23.2%
U.S.	76.8%
Total	100.0%

Asset Allocation (% of Total Portfolio)
Equities	63.9%
Fixed Income	36.1%
Total	100.0%

Portfolio Composition (% of Total Portfolio)
U.S. Large-Cap index funds	30.6%
U.S. Mid-Cap index funds	7.0%
U.S. Small-Cap index funds	4.7%
Intl' Developed Markets index funds	18.1%
Intl' Emerging Markets index funds	3.5%
U.S. Agency Backed MBS Securities-AAA Rated	23.2%
U.S. Government Securities-AAA Rated	11.5%
Cash and Cash equivalents	1.4%
Total	100.0%

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not consider the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor's objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

Semi-Annual Report | September 30, 2022	3

Popular Total Return Fund, Inc.	Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (17.75%)(a)
$1,292,223	GNMA II Pool BQ2084	2.000%	02/20/36	$1,143,249
985,748	GNMA II Pool BQ2089	2.000%	03/20/36	872,055
926,803	GNMA II Pool BQ2072	2.000%	11/20/50	763,522
1,360,803	GNMA II Pool BQ2080	2.000%	01/20/51	1,121,209
1,263,634	GNMA II Pool BZ3667	2.000%	01/20/51	1,040,961
937,686	GNMA II Pool BQ2090	2.000%	03/20/51	772,467
1,883,035	GNMA II Pool BQ2093	2.000%	04/20/51	1,541,294
357,384	GNMA Pool 733426	2.500%	06/15/30	324,649
799,977	GNMA II Pool 635160	2.500%	01/20/47	684,338
402,988	GNMA Pool 783588	3.000%	06/15/27	390,810
746,429	GNMA Pool 758874	3.000%	04/15/38	662,255
884,874	GNMA Pool 635189	3.000%	04/15/47	785,274
764,549	GNMA Pool AZ5544	3.000%	07/15/47	677,226
1,222,679	GNMA II Pool AD6342	3.000%	08/20/47	1,081,900
546,372	GNMA Pool 609166	4.000%	07/15/33	517,642
411,555	GNMA Pool 711449	5.000%	08/15/39	416,580
29,989	GNMA Pool 636420	5.500%	12/15/29	30,302
42,883	GNMA Pool 528152	5.500%	01/15/34	43,339
10,351	GNMA Pool 608569	5.500%	03/15/34	10,449
16,653	GNMA Pool 615230	6.000%	11/15/33	17,048
31,083	GNMA Pool 608593	6.500%	04/15/34	32,120
Total Puerto Rico GNMA Bonds				12,928,689
(Cost $15,237,052)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (3.87%)(b)
940,944	FNMA Pool BQ7430	1.500%	09/01/36	808,052
916,944	FNMA Pool CB1622	2.000%	08/01/51	746,865
611,375	FNMA Pool AX5539	3.000%	07/01/46	542,370
418,080	FNMA Pool AV7031	3.500%	11/01/29	397,494
343,969	FNMA Pool AX5538	3.500%	07/01/31	325,972
Total Puerto Rico Fannie Mae Bonds				2,820,753
(Cost $3,250,471)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.09%)(c)
980,673	Freddie Mac Pool	2.000%	09/01/51	796,766
(Cost $989,351)

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (10.67%)
1,000,000	U.S. Treasury Note	0.125%	11/30/22	995,164
1,000,000	U.S. Treasury Note	0.750%	08/31/26	876,992
1,000,000	U.S. Treasury Note	1.125%	08/31/28	846,602
1,550,000	U.S. Treasury Note	2.750%	07/31/23	1,532,078
1,400,000	U.S. Treasury Note	2.750%	02/15/24	1,369,922

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (10.67%) (continued)
$1,400,000	U.S. Treasury Note	3.000%	07/31/24	$1,368,828
800,000	U.S. Treasury Note	3.250%	08/31/24	785,562
Total US Government and Agency Obligations				7,775,148
(Cost $8,130,266)

Shares/Description		Value
EXCHANGE TRADED FUNDS (63.28%)
International Index Funds (21.23%)
356,046	Vanguard FTSE Developed Markets ETF	$12,945,833
69,080	Vanguard FTSE Emerging Markets ETF	2,520,729
		15,466,562

US Index Funds (42.05%)
17,900	iShares Russell 2000 ETF	2,952,068
26,700	Vanguard Mid-Cap ETF	5,019,066
66,375	Vanguard S&P 500 ETF	21,790,913
2,700	Vanguard S&P Small-Cap 600 ETF	435,942
9,150	Vanguard Total International Bond ETF	436,729
		30,634,718

TOTAL EXCHANGE TRADED FUNDS
(Cost $44,377,555)		46,101,280

Principal Amount/Description		Rate	Maturity	Value
Short Term Investments (1.90%)
700,000	United States Treasury Bill(d)	3.180%	12/22/22	$695,026
700,000	United States Treasury Bill(d)	3.770%	03/23/23	687,822

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,382,239)				1,382,848

Total Investments (98.56%)
(Cost $73,366,934)				$71,805,484

Other Assets In Excess Of Liabilities (1.44%)				1,048,482
NET ASSETS (100.00%)				$72,853,966

(a)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	5

Popular Total Return Fund, Inc.	Schedule of Investments

September 30, 2022 (Unaudited)

(b)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(c)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Statement of Assets and Liabilities

September 30, 2022 (Unaudited)

ASSETS:
Investments in securities, at fair value (cost $73,366,934)	$71,805,484
Cash and cash equivalents	1,005,267
Interest receivable	62,567
Receivable for fund shares issued	52,134
Dividends receivable	87,766
Prepaid and other assets	86,994
Total Assets	73,100,212

LIABILITIES:
Payable for shareholder servicing	58,217
Payable to Adviser	31,840
Payable to fund accounting and administration	11,380
Payable for Transfer Agency fees	1,262
Payable to Directors	993
Payable for Legal fees	28,893
Payable for Compliance fees	1,256
Payable for Custodian fees	7,306
Payable for Audit fees	104,970
Other payables	129
Total Liabilities	246,246
Net Assets	$72,853,966

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, – shares authorized, 3,353,698 issued and outstanding	$12,447,862
Total distributable earnings	60,406,104
Net Assets	$72,853,966

PRICING OF SHARES:
Class A Shares
Net Assets	$68,144,900
Shares outstanding	3,133,499
Net asset value per share	$21.75
Class C Shares
Net Assets	4,709,064
Shares outstanding	220,199
Net asset value per share	$21.39

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	7

Popular Total Return Fund, Inc.	Statement of Operations

For the period ended September 30, 2022 (Unaudited)

INVESTMENT INCOME:
Interest	$278,058
Dividends	499,939
Total Investment Income	777,997

EXPENSES:
Investment Adviser fee	207,823
Distribution Fees:	–
Class A	91,700
Class C	46,480
Accounting and Administration fees	37,658
Compliance expense	5,001
Transfer agent fees	14,678
Audit expenses	33,074
Legal expenses	54,900
Custodian fees	3,984
Director expenses	10,824
Printing expenses	1,041
Insurance fee	46,903
Other expenses	12,391
Total expenses before waiver	566,457
Total Expenses	566,457
Net Investment Income	211,540

REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION):
Net realized gain on:
Investments	1,241,354
Net realized gain	1,241,354
Net change in unrealized depreciation on:
Investments	(17,505,216)
Net change in unrealized depreciation	(17,505,216)
Net Realized and Unrealized Loss on Investments	(16,263,862)
Net Decrease in Net Assets Resulting from Operations	$(16,052,322)

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$211,540	$202,878
Net realized gain	1,241,354	5,170,568
Net change in unrealized depreciation	(17,505,216)	(3,467,104)
Net increase/(decrease) in net assets resulting from operations	(16,052,322)	1,906,342

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	–	(306,465)
Net decrease in net assets from distributions to shareholders	–	(306,465)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	12,954,342	9,812,376
Reinvestment of dividends	125,110	70,775
Cost of shares redeemed	(5,045,168)	(5,935,750)
Net increase in net assets from capital share transactions	8,034,284	3,947,401

CAPITAL SHARE TRANSACTIONS:
Class C Common Shares:
Proceeds from shares issued	–	2,022,785
Cost of shares redeemed	(11,671,606)	(585,113)
Net increase/(decrease) in net assets from capital share transactions	(11,671,606)	1,437,672

Net Increase/(Decrease) in Net Assets	(19,689,644)	6,984,950

NET ASSETS:
Beginning of period	92,543,610	85,558,660
End of period	$72,853,966	$92,543,610

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	9

Popular Total Return Fund, Inc.	Financial Highlights

Class A	For a share outstanding during the years presented

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022
Net asset value - beginning of period	$26.42		$25.93
Income/(loss) from investment operations:
Net investment income(a)	0.07		0.15
Net realized and unrealized gain/(loss)(a)	(4.74)		0.45
Total income/(loss) from investment operations	(4.67)		0.60
Less distributions:
Dividends from net investment income	–		(0.11)
Total distributions	–		(0.11)
Net increase/(decrease) in net asset value	(4.67)		0.49
Net asset value - end of period	$21.75		$26.42
Total Return(b)	(17.68	%)(c)(d)	2.30	%(d)
Supplemental Data:
Net assets, end of period (in thousands)	$68,145		$74,219
Ratios to Average Net Assets(e)
Ratio of gross expenses to average net assets(f)	1.29	%(g)	1.28%
Ratio of net expenses to average net assets(f)	1.29	%(g)	1.28%
Ratio of net investment income to average net assets	0.64	%(g)	0.55%
Portfolio turnover rate	10	%(c)	21%

(a)	Based on daily average outstanding common shares of 3,151,252 for the six months ended September 30, 2022 and 2,884,882 for the year ended March 31, 2022.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Not annualized.
(d)	Total return excludes the effect of initial and contingent deferred sales charges.
(e)	Based on daily average net assets attributable to common shares of $73,126,846 for the six months ended September 30, 2022 and $78,266,280 for the year ended March 31, 2022.
(f)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(g)	Annualized.

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Financial Highlights

Class C	For a share outstanding during the years presented

	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022
Net asset value - beginning of period	$26.09		$25.70
Income/(loss) from investment operations:
Net investment loss(a)	(0.15)		(0.32)
Net realized and unrealized gain/(loss)(a)	(4.55)		0.71
Total income/(loss) from investment operations	(4.70)		0.39
Net increase/(decrease) in net asset value	(4.70)		0.39
Net asset value - end of period	$21.39		$26.09
Total Return(b)	(18.01	%)(c)(d)	1.52	%(d)
Supplemental Data:
Net assets, end of period (in thousands)	$4,709		$18,325
Ratios to Average Net Assets(e)
Ratio of gross expenses to average net assets(f)	2.03	%(g)	2.46%
Ratio of net expenses to average net assets(f)	2.03	%(g)	2.46%
Ratio of net investment loss to average net assets	(0.71	%)(g)	(1.19%)
Portfolio turnover rate	10	%(c)	21%

(a)	Based on daily average outstanding common shares of 221,015 for the six months ended September 30, 2022 and 704,631 for the year ended March 31, 2022.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Not annualized.
(d)	Total return excludes the effect of initial and contingent deferred sales charges.
(e)	Based on daily average net assets attributable to common shares of $9,196,375 for the six months ended September 30, 2022 and $18,861,953 for the year ended March 31, 2022.
(f)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2022	11

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular Total Return Fund, Inc. (the "Fund") is a non-diversified, open-end investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered under the 1940 Act. The Fund was incorporated on January 31, 2001 and started operations on March 27, 2001.

The Fund’s primary investment objective is to seek long-term capital appreciation and portfolio securities are selected primarily with a view of achieving this objective. Current income is a secondary objective in the selection of investments. There can be no assurance that the Fund will achieve its objectives. The Fund will pursue its objective by investing, under normal market conditions, based on investments and other requirements and limitations, as described in Note 7.

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). The financial statements are prepared in accordance with United States (“U.S.”) generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. The Fund registered as an investment company under the 1940 Act, by filing the corresponding Notification of Registration on Form N-8A on May 21, 2021. Upon its registration under the 1940 Act, the Fund must now register its future offering of securities under the U.S. Securities Act of 1933, as amended, absent any available exception, by filing Registration Statement on Form N-1A with the Securities and Exchange Commission (the “SEC”). The Fund filed the Form N-1A with the SEC which became effective of May 9, 2022.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. At September 30, 2022, cash and cash equivalents consisted of a time deposit open account amounting to $1,005,267 with J.P. Morgan Chase N.A.

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by ALPS Fund Services, Inc. (“Fund Administrator”), with the assistance of the Investment Adviser, Popular Asset Management LLC (Refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund's management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As such, the Fund will not be subject to Puerto Rico (“PR”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. Federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than- not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years.

The balance of undistributed net investment income and of accumulated net realized gain on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 8).

(d)	Share subscriptions and redemptions – The Fund currently offers two classes of Common Stock: Class A shares and Class C shares. Class A shares are sold at the Net Asset Value (NAV), which is determined daily, plus an initial sales charge of up to 3.50% charged by broker-dealers. The initial sales charge may be reduced or waived for certain purchasers, except for those who purchase Class A shares through IRA accounts. Class C shares are sold at the NAV with no initial sales charge. However, a contingent deferred sales charge of 1.00% will be paid on redemptions made within twelve months of purchase.

Shares of each class may be redeemed on each business day of the week on which the New York Stock Exchange (“NYSE”) is open for trading at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

(e)	Dividends and Distributions to Shareholders – The Fund declares and pays annually a dividend of substantially all of its net investment income, if any. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. Dividends that are reinvested are credited to shareholders’ accounts in additional shares of the same class at the NAV per share of such class, not subject to initial sales charge or contingent deferred sales charge, as of the close of business on the ex-dividend date. The Fund records dividends to its shareholders on the ex-dividend date.

Semi-Annual Report | September 30, 2022	13

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

(f)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the six months ended September 30, 2022, the Fund decreased interest income in the amount of $8,181 related to realized loss on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 8).

(g)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund-level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(h)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the average cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized on a sale.

On August 4, 2022, the Board of Directors of the Fund appointed Popular Asset Management LLC, a subsidiary of Banco Popular de Puerto Rico, as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the Net Asset Value of the Fund. In addition, the Valuation Committee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s Net Asset Value is calculated on a particular day.
●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgement of the Investment Adviser, represent the fair valuation of such portfolio instruments.

Semi-Annual Report | September 30, 2022	15

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Exchange Traded Funds (ETFs): ETFs are priced continuously during normal trading hours in an active exchange market. The NAV of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

Obligations of U.S. Government sponsored entities and U.S. Agency Securities: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S agency securities are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Puerto Rico GNMA Bonds	$–	$12,928,689	$–	$12,928,689
Puerto Rico Fannie Mae Bonds	–	2,820,753	–	2,820,753
Puerto Rico Freddie Mac Bonds	–	796,766	–	796,766
International Index Funds	15,466,562	–	–	15,466,562
Short Term Investments	–	1,382,848	–	1,382,848
US Government and Agency Obligations	–	7,775,148	–	7,775,148
US Index Funds	30,634,718	–	–	30,634,718
Total	$46,101,280	$25,704,204	$–	$71,805,484

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

There were no purchase, sale or transfers into or out of level 3 securities during the six months ended September 30, 2022.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of September 30, 2022 there were no temporary cash investments.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Fund, Popular Asset Management, LLC, a subsidiary of Popular, Inc., acts as the Investment Adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended September 30, 2022, investment advisory fees amounted to $207,823.

ALPS Fund Services, Inc., together with certain affiliated entities, has been retained to serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to this service are calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended September 30, 2022, the administrative fees and transfer agent fees amounted to $37,658 and $14,678, respectively. The Fund maintains its cash accounts with JPMorgan Chase. Interest income on these accounts during the six months ended September 30, 2022 amounted to $0.

JPMorgan Chase has been retained to provide custody services to the Fund. For the six months ended September 30, 2022 the custody fees amounted to $3,984.

Popular Securities LLC, an affiliate, serves as distributor (“Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% and 1.00% for Class A shares and Class C shares, respectively, of the Fund's daily average net assets of each class. For the six months ended September 30, 2022, distribution fees amounted to $91,700 and $46,480 for Class A shares and Class C shares, respectively. During the six months ended September 30, 2022, the distributor received sales charges amounting to approximately $xxx from sales of shares.

Certain officers and one director of the Fund are also officers and directors of Banco Popular or its affiliates. The other three directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the six months ended September 30, 2022, the compensation expense for the three independent directors of the Fund was $10,824.

Prior to May 21, 2021, the Fund was not registered under the U.S. Investment Company Act of 1940, as amended, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, Banco Popular de Puerto Rico, Popular Securities LLC, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures ("Procedures") for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

The affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

Semi-Annual Report | September 30, 2022	17

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 2,000,000,020 shares of common stock, par value $0.01 per share, which may be divided into different series and classes.

Per the Fund’s prospectus, Shares may be exchanged for shares of the same class of any other fund that is part of the Popular Family of Funds.

Capital share transactions for the six months ended September 30, 2022 were as follows:

Common shares:	For the Six Months Ended September 30, 2022	For the Year Ended March 31, 2022
Class A:

Common shares outstanding - beginning of period	2,809,541	2,657,996
Common shares issued	530,553	367,241
Common shares issued as reinvestment of dividends	4,665	2,736
Common shares redeemed	(211,260)	(218,432)
Common shares outstanding - end of period	3,133,499	2,809,541

Class C:

Common shares outstanding - beginning of period	702,270	647,728
Common shares issued	–	76,630
Common shares redeemed	(482,071)	(22,088)
Common shares outstanding - end of period	220,199	702,270

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased, excluding short term transactions, for the six months ended September 30, 2022 were $7,823,038 and the proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the six months ended September 30, 2022 were $12,465,426. Investment transactions in long-term U.S. Government Obligations for the six months ended September 30, 2022 were $6,926,949 for securities purchased and $1,790,086, for the proceeds from sales.

All investment transactions were made with unaffiliated parties.

NOTE 6. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, Management has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

The major concentration of credit risk arises from the Fund's investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. At September 30, 2022, the Fund had the following investments in issuers located in the United States of America that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
iShares Russell 2000 ETF	$2,952,068	4.05%
Vanguard FTSE Developed Markets ETF	12,945,833	17.77%
Vanguard FTSE Emerging Markets ETF	2,520,729	3.46%
Vanguard Mid-Cap ETF	5,019,066	6.89%
Vanguard S&P 500 ETF	21,790,913	29.91%
Vanguard S&P Small-Cap 600 ETF	435,942	0.60%
Vanguard Total International Bond ETF	436,729	0.60%

As of September 30, 2022, the fund had $1,005,267 on deposit with JP Morgan Chase, which represents approximately 1.38% of the net assets of the Fund.

As stated in the Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

NOTE 7. INVESTMENT AND OTHER REQUIREMENTS AND LIMITATIONS

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed by regulation while others are imposed by procedures established by the Board of Directors of the Fund. The most significant requirements and limitations are discussed below.

Under normal conditions, the Fund will seek to meet its investment objective by investing at least 50%, but not more than 80%, of its assets in equity securities. The balance of the Fund’s assets will be invested in fixed-income securities and cash or cash equivalents. At least 20% of the Fund’s assets will be invested in debt securities issued, or otherwise secured, by Puerto Rico issuers or assets located in Puerto Rico (“Puerto Rico Assets”).

Equity securities include among others:

●	Shares of other open or closed-end investment companies, including shares of exchange-traded funds (“ETFs”) or other ownership interests in index funds;
●	Common stock of publicly-held companies, primarily shares of common stock of corporations listed on a national securities exchange or automated quotation system; and
●	Other equity or debt securities convertible into common stock and warrants or other rights to purchase common stock.

Semi-Annual Report | September 30, 2022	19

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

The Fund may invest in equity securities issuers of any market capitalization.

The Fund anticipates that its investments in equity securities will consist primarily of shares of ETFs. Passively managed ETFs invest in a portfolio of equity securities that are designed to closely track the performance of different market indices. An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market or market segment. Actively managed ETFs do not seek to track the performance of a particular market index. Though the Fund anticipates investing primarily in ETFs, the Fund reserves the right to invest all or a portion of its assets invested in equity securities in individual equity securities in the Adviser’s discretion.

The Fund may invest up to 20% of its total assets in securities of foreign issuers (i.e., entities organized outside of the United States of America (the “U.S.”) and Puerto Rico).

Under normal market conditions, not less than 95% of the fixed-income securities in which the Fund will invest, including through its investments in fixed-income ETFs, will be rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories of at least one nationally recognized statistical rating organization, without regard to any subcategory, or, if not so rated, will be, in the opinion of the Adviser, of a credit quality comparable to such rated obligations.

The Fund may invest in fixed-income ETFs as part of its fixed-income investment strategy.

As of September 30, 2022, the Fund was in compliance with the Investment Requirement ratios.

NOTE 8. RECONCILIATION BETWEEN NET INVESTMENT INCOME AND DISTRIBUTABLE NET INVESTMENT INCOME FOR TAX PURPOSES AND NET REALIZED GAIN ON INVESTMENTS AND NET REALIZED GAIN ON INVESTMENTS FOR TAX PURPOSES

As a result of certain reclassifications made for financial statement presentation, the Fund’s net investment income and net realized gain on investments reflected in the financial statements differ from distributable net investment income and net realized gain on investments for tax purpose, respectively, as follows:

Net investment gain	$211,540
Reclassification of realized gain (loss) on securities’ paydowns	8,181
Distributable net investment income for tax purposes	$219,721

Net realized gain on investments	$1,241,355
Reclassification of realized gain (loss) on securities’ paydowns	(8,181)
Net realized gain on investments, for tax purposes	$1,233,174

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$73,366,934
Gross appreciation	6,453,574
Gross depreciation	(8,015,025)
Net appreciation/(depreciation)	$(1,561,451)

For the six months ended September 30, 2022, the fund made no distributions to shareholders. The undistributed net investment income and accumulated net realized gain on investments (for tax purposes) at September 30, 2022 were as follows:

Undistributed net investment income, beginning of the period	$288,941
Distributable net investment income for the period	219,721
Dividends	–
Undistributed net investment income, end of the period	$508,662

Accumulated net realized gain on investments, beginning of the period	$60,225,719
Net realized gain on investments for the period	1,233,174
Accumulated net realized gain on investments, end of the period	$61,458,893

NOTE 9. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 10. RISKS AND UNCERTAINTIES

An investment in the Fund is subject to certain risks that may result in a loss of all or a portion of your investment. The Fund’s share price and total return may fluctuate within a wide range over short or long periods of time. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's prospectus and statement of additional information provide details of the risks the Fund is subject to. The below is a summary of certain risks which could affect the Fund’s performance.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of debt securities and other fixed-income securities in which the Fund may invest also will be affected by market interest rates and the risk that the issuer may default on interest, principal or dividend payments. Specifically, since these types of securities pay fixed interest and dividends, their value may fall if market interest rates rise and rise if market interest rates fall.

Semi-Annual Report | September 30, 2022	21

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now developed into a global pandemic. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other pandemics and epidemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the novel coronavirus pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the pandemic may last for an extended period of time.

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage-backed and asset- backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. Since a portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2022 (Unaudited)

NOTE 11. SUBSEQUENT EVENTS

The Fund has performed an evaluation of events occurring subsequent to September 30, 2022 through November 29, 2022, which is the date the financial statements were available to be issued. Management has determined that there were no events occurring in this period that required disclosure in or adjustment to the accompanying financial statements.

Semi-Annual Report | September 30, 2022	23

Popular Total Return Fund, Inc.	Other Information

September 30, 2022 (Unaudited)

Shareholder Meeting

The Fund’s Annual Meeting of Shareholders was held on July 28, 2022 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.	Election of Directors. The stockholders of the Fund elected Juan O. Guerrero, Jorge I. Vallejo, Carlos A. Pérez and Enrique Vila del Corral to the Board of Directors to serve for a term expiring on the date of the annual meeting of stockholders is held in 2023 or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Juan O. Guerrero	2,755,912	688,044
Jorge I. Vallejo	2,789,958	653,998
Carlos A. Pérez	2,789,958	653,998
Enrique Vila del Corral	2,738,261	705,695

2.	Independent Auditors. The shareholders of the Fund ratified the selection of PricewaterhouseCoopers as the independent auditors of the Fund for the fiscal year ending 2023.

For	Against	Abstain
2,768,246	21,711	653,998

Statement Regarding Availability of Quarterly Portfolio Schedule

The complete schedule of portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

24	(787) 754-4488 | www.popular.com

Popular Total	Statement Regarding Basis for Approval
Return Fund, Inc.	of Investment Advisory Contract

September 30, 2022 (Unaudited)

The Board of Directors (the “Board”) of Popular Total Return Fund, Inc. (the “Fund”) met on May 19, 2022 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and Popular Asset Management LLC, the Fund’s investment adviser (the “Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objectives. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Adviser with respect to such matters.

The independent members of the Board (collectively, the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided to the Board of the Independent Directors and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory Agreement, including the specific fee structures therein, and other terms of the Advisory Agreement, the Board was informed by multiple years of analysis and discussion amongst themselves and the Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund were fair and reasonable and that the Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, the nature, extent and quality of the Adviser’s services provided to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Adviser provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Adviser provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non advisory services the Adviser provides to manage and operate the Fund (in addition to those provided by other third parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

Semi-Annual Report | September 30, 2022	25

Popular Total	Statement Regarding Basis for Approval
Return Fund, Inc.	of Investment Advisory Contract

September 30, 2022 (Unaudited)

In addition to the services provided by the Adviser, the Independent Directors also considered the risks borne by the Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one , three , five , and ten year periods ended December 31, 2021 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Advisor in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds. The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Advisor’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Adviser with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Advisor (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Advisor had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

26	(787) 754-4488 | www.popular.com

Popular Total	Statement Regarding Basis for Approval
Return Fund, Inc.	of Investment Advisory Contract

September 30, 2022 (Unaudited)

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Adviser for the year ended December 31, 2021. The Independent Directors also considered the overall financial condition of the Adviser and the Adviser’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Adviser derived from its relationship with the Fund for the fiscal year ended March 31, 2022 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Advisor’s revenues, expenses and net income (pre tax and after tax) and the net profit margins (pre tax and after tax). The Independent Directors also reviewed the level of profitability realized by the Adviser including and excluding distribution expenses incurred by the Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund by Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Adviser and concluded that the indirect benefits received were reasonable.

Semi-Annual Report | September 30, 2022	27

Popular Total	Statement Regarding Liquidity
Return Fund, Inc.	Risk Management Program

September 30, 2022 (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid”. Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund's assets.

At a meeting held on May 19, 2022, the Adviser presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the quarter ended March 31, 2022, and stated the following:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
●	The Fund’s investment strategy remained appropriate for an open-end Fund;
●	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
●	The Fund did not breach the 15% limit on Illiquid Investments; and
●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

28	(787) 754-4488 | www.popular.com

INVESTMENT ADVISER

Popular Asset Management LLC

209 Muñoz Rivera Avenue

Popular Center North Tower, 4th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR AND TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

JPMorgan Chase

1111 Polaris Parkway
Columbus, OH 43240

LEGAL COUNSEL

Pietrantoni Méndez & Alvarez LLC
208 Ponce de León Avenue, Floor 19
San Juan, Puerto Rico 00918

IINDEPENDENT REGISTERED PUBLIC ACCOUNTANT

PricewaterhouseCoopers LLP

PO Box 363566

San Juan, Puerto Rico 00936-3566

DIRECTORS AND OFFICERS

Juan O. Guerrero

Chairman of the Board and President

Jorge I. Vallejo

Director

Carlos A. Pérez

Director

Enrique Vila del Corral

Director

José González

Treasurer

Manuel Rodríguez-Boissén, Esq.

Secretary

Remember that shares of the Fund:

●	Are not bank deposits and are not insured by the FDIC or any other governmental agency.

●	Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.

●	Are subject to investment risks, including possible loss of the principal amount invested.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Total Return Fund, Inc.

By:	/s/ Juan O. Guerrero Preston
Juan O. Guerrero Preston, Principal Executive Officer/President

Date:	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular Total Return Fund, Inc.

By:	/s/ Jose González
Jose González, Principal Financial Officer/Treasurer

Date:	December 7, 2022